STOCK-BASED COMPENSATION (Details Narrative 1) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 23, 2020	Aug. 31, 2020	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Dec. 19, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants			$ 2.50		$ 2.50		$ 0.25
Number of options granted					41,000		4,535,500	120,000
Number of options vested							3,417,500	925,000
Stock-based compensation expense			$ 800,000	$ 10,000	$ 1,546,000	$ 648,000	$ 1,252,366	$ 218,154
Tax benefit from stock based compensation reserved in valuation allowance							25,318	0
Expense related to non-vested stock-based compensation							$ 7,720,448	$ 30,715
Non-vested awards not yet recognized expected term							2 years 9 months 7 days	1 year 4 months 24 days
Number of warrant issued								2,290,373
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense							$ 536,069
Incentive Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants							$ 3.0
Expense related to non-vested stock-based compensation							$ 15,434	$ 0
Number of warrant issued							150,000
Agreegate price of warrant							$ 7,969
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Benefits and Share-based Compensation							$ 675,545	$ 31,530
Non employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options vested							110,000	83,000
Employee Benefits and Share-based Compensation							$ 193,000	$ 0
Consultant Two [Member] | Incentive Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrant issued to each consultant								750,000
Consultant One [Member] | Incentive Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance								683,190
Number of warrant issued to each consultant								750,000
Share issue price								$ 0.155
Revised Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for issuance									18,993,274
2020 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	25,000,000
2020 Equity Incentive Plan [Member] | Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		9,000,000					6,735,000
Description of restricted stock units		(1) one-third of the RSUs will be triggered when the Company’s stock trades above $2.00 on a 20-day volume weighted average closing price (“VWAP”), the second one-third of the RSUs will be triggered when the Company’s stock trades above $3.00 on a 20-day VWAP, and the final one-third of the RSUs will be triggered when the stock trades above $4.00 on a 20-day VWAP and (2) the employee must remain employed by the Company for three years from the effective date for the RSUs to vest.					(1) one-third of the RSUs are not subject to any performance trigger, the second one-third of the RSUs will be triggered when the Company’s stock trades above $3.00 on a 20-day VWAP, and the final one-third of the RSUs will be triggered when the stock trades above $4.00 on a 20-day VWAP and (2) the employee must remain employed by the Company for three years from the effective date for the RSUs to vest.